Additional Information - Condensed Financial Statements (Condensed Statements of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	$ 340,436	$ 276,602	$ 207,259
Cash flows from investing activities:
Shareholder loans to subsidiaries	0	0	(4,859)
Net cash used in investing activities	(314,696)	(316,649)	(87,708)
Cash flows from financing activities:
Proceeds of bridge loans from offshore banks	239,353	0	0
Dividend distributed to shareholders	(200,875)	0	0
Net cash (used in) provided by financing activities	8,739	0	(3,001)
Net increase (decrease) in cash and cash equivalents	36,228	(20,616)	124,077
Cash and cash equivalents, beginning of year	330,411	351,027	226,950
Cash and cash equivalents, end of year	366,639	330,411	351,027
Changyou.com Limited [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash used in operating activities	(4,893)	(1,937)	(1,861)
Cash flows from investing activities:
Shareholder loans to subsidiaries	(5,574)	(13,014)	(9,940)
Net cash used in investing activities	(5,574)	(13,014)	(9,940)
Cash flows from financing activities:
Proceeds of bridge loans from offshore banks	212,353	0	0
Dividend distributed to shareholders	(200,875)	0	0
Net cash (used in) provided by financing activities	11,478	0	0
Net increase (decrease) in cash and cash equivalents	1,011	(14,951)	(11,801)
Cash and cash equivalents, beginning of year	9,663	24,614	36,415
Cash and cash equivalents, end of year	$ 10,674	$ 9,663	$ 24,614